Related Party Transactions - Summary of Expenses Charged by Our Parent (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Interest expense	$ 512	$ 3,372	$ 1,021	$ 9,423	$ 10,786	$ 26,566
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalty expense	1,028	943	2,162	1,418	3,015	4,597
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	513	920	1,022	1,881	3,106	3,778
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent Expense	356	733	712	1,104	1,461	1,378
Other Expense	$ 64	$ 8	$ 99	$ 12	$ 155	$ 131